COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost	$ 863	$ 262
Sudsidiary | Letters of Credit
Disclosure of finance lease and operating lease by lessee [line items]
Total borrowings	1,672	$ 1,002
Less than 1 Year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	406
Later than two years and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	436
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 21